Product Returns Liability (Tables)	6 Months Ended
Jun. 30, 2014
Guarantees [Abstract]
Changes in Holdings' Product Returns Accrual

Changes in Holdings’ product returns accrual were as follows (in millions):

	Six Months Ended June 30,
	2014	2013
Beginning of period	$42.0	$46.0
Expenditures	(20.7)	(20.3)
Provisions	20.0	20.2

End of period	$41.3	$45.9